Advances to Suppliers (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations [Member]
Advances To Suppliers Third Parties and A Related Party, Net [Line Items]
Impairment charges on advances to suppliers	$ 0	$ 0	$ (1,095)
Discontinued operations [Member]
Advances To Suppliers Third Parties and A Related Party, Net [Line Items]
Impairment charges on advances to suppliers			$ 32,321